Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000087861
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Silver Miners ETF
Account Value	$ 16,541	$ 10,242	$ 10,572	$ 16,221	$ 17,335	$ 12,260	$ 9,212	$ 12,688	$ 15,592	$ 7,965	$ 10,000
C000087858
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Copper Miners ETF
Account Value	$ 21,121	15,620	13,342	16,756	9,477	7,677	8,212	10,684	7,299	6,136	10,000
C000093019
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Gold Explorers ETF
Account Value	$ 30,635	19,747	17,752	25,706	27,750	20,704	15,068	17,488	20,243	10,336	10,000
C000090393
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Uranium ETF
Account Value	$ 18,232	14,808	11,315	14,163	5,649	5,553	6,064	5,843	5,525	6,699	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
Solactive Global Silver Miners Index
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Global Silver Miners Index
Account Value	$ 17,056	10,495	10,776	16,861	17,854	12,606	9,416	12,849	15,703	7,967	10,000
Solactive Global Copper Miners Index
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Global Copper Miners Index
Account Value	$ 22,455	16,491	14,015	17,543	9,862	7,929	8,456	10,936	7,399	6,155	10,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 16,714	13,592	11,881	15,430	11,500	12,347	11,119	11,937	9,671	9,993	10,000
Solactive Global Gold Explorers & Developers Total Return Index (net)^
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Global Gold Explorers & Developers Total Return Index (net)^
Account Value	$ 32,663	20,893	18,663	26,931	28,897	21,444	15,525	17,894	20,604	10,445	10,000
Solactive Global Uranium & Nuclear Components Total Return Index (net)^
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Global Uranium & Nuclear Components Total Return Index (net)^
Account Value	$ 20,112	16,229	12,342	15,353	6,053	5,972	6,470	6,056	5,797	6,935	10,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 16,714	$ 13,592	$ 11,881	$ 15,430	$ 11,500	$ 12,347	$ 11,119	$ 11,937	$ 9,671	$ 9,993	$ 10,000